Related Party Transactions (FY)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Related Party Agreements
In connection with the Separation, on September 29, 2023, we entered into the Agreements that govern the Separation and the relationships between the parties following the Separation, including an employee matters agreement, a tax matters agreement, an intellectual property matters agreement, a Veralto Enterprise System license agreement and a transition services agreement.
Employee Matters Agreement
Veralto and Danaher entered into an employee matters agreement that governs Veralto’s and Danaher’s compensation and employee benefit obligations with respect to the employees and other service providers of each company, and generally allocates liabilities and responsibilities relating to employment matters and employee compensation and benefit plans and programs.
The employee matters agreement provides for the treatment of outstanding Danaher equity awards held by Veralto’s employees upon completion of the distribution, as described in further detail in “Treatment of Outstanding Equity Awards at the Time of the Separation,” and certain other incentive arrangements.
The employee matters agreement provides that, following the distribution, Veralto’s employees generally will no longer participate in benefit plans sponsored or maintained by Danaher and will commence participation in Veralto’s benefit plans, which are expected to be generally similar to the existing Danaher benefit plans, with the exception of Veralto employees participating in certain Danaher US and Canadian health and welfare plans, who will continue to participate in such plans through January 1, 2024.
The employee matters agreement also sets forth the general principles relating to employee matters, including with respect to the assignment and transfer of employees, the assumption and retention of liabilities and related assets, workers’ compensation, payroll taxes, regulatory filings, leaves of absence, the provision of comparable benefits, employee service credit, the sharing of employee information and the duplication or acceleration of benefits.
Tax Matters Agreement
Allocation of Taxes. In connection with the separation and distribution, Veralto and Danaher entered into a tax matters agreement that govern the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. In general, under the agreement, Veralto is responsible for any U.S. federal, state, local or foreign taxes (and any related interest, penalties or audit adjustments) imposed with respect to tax returns that include only Veralto and/or any of its subsidiaries for any periods or portions thereof ending on or prior to the consummation of the separation and distribution. Danaher retains responsibility for any U.S. federal, state, local or foreign taxes (and any related interest, penalties or audit adjustments) imposed with respect to tax returns that include Danaher or any of its subsidiaries and Veralto and/or any of its subsidiaries for periods or portions thereof prior to the consummation of the separation and distribution.
Neither party’s obligations under the agreement is limited in amount or subject to any cap. The agreement also assigns responsibilities for administrative matters, such as the filing of returns, payment of taxes due, retention of records and conduct of audits, examinations or similar proceedings. In addition, the agreement will provide for cooperation and information sharing with respect to tax matters.
Danaher is responsible for preparing and filing any tax return that includes Danaher or any of its subsidiaries (as determined immediately after the distribution), including those that also include Veralto and/or any of its subsidiaries. Veralto is responsible for preparing and filing any tax returns that include only Veralto and/or any of its subsidiaries.
The party responsible for preparing and filing any tax return has primary authority to control tax contests related to any such tax return. Veralto has exclusive authority to control tax contests with respect to tax returns that include only Veralto and/or any of its subsidiaries.
Veralto also agrees to certain covenants that contain restrictions intended to preserve the tax-free status of the distribution and separation. Veralto may take certain actions prohibited by these covenants only if Veralto obtains and provides to Danaher an opinion from a U.S. tax counsel or accountant of recognized national standing, in either case reasonably satisfactory to Danaher, to the effect that such action would not jeopardize the tax-free status of these transactions, or if Veralto obtains prior written consent of Danaher, in its sole and absolute discretion, waiving such requirement. Veralto will be barred from taking any action, or failing to take any action, where such action or failure to act adversely affects or could reasonably be expected to adversely affect the tax-free status of these transactions, for all relevant time periods. In addition, during the time period ending two years after the date of the distribution these covenants will include specific restrictions on Veralto:
discontinuing the active conduct of Veralto’s trade or business;
issuing or selling stock or other securities (including securities convertible into Veralto stock but excluding certain compensatory arrangements);
amending Veralto’s certificate of incorporation (or other organization documents) or taking any other action, whether through a stockholder vote or otherwise, affecting the voting rights of Veralto common stock;
selling assets outside the ordinary course of business; and
entering into any other corporate transaction which would cause Veralto to undergo a 50% or greater change in its stock ownership.
Veralto agrees to indemnify Danaher and its affiliates against any and all tax-related liabilities incurred by them relating to the distribution and certain other aspects of the separation to the extent caused by an acquisition of Veralto stock or assets or by any other action undertaken by Veralto. This indemnification applies even if Danaher has permitted Veralto to take an action that would otherwise have been prohibited under the tax related covenants described above. Veralto’s potential indemnification obligation cannot be estimated with certainty because it depends in part on the fair market value of the Veralto common stock distributed in the distribution, but it could materially adversely affect Veralto’s financial position.
Intellectual Property Matters Agreement
Veralto and Danaher have entered into an intellectual property matters agreement pursuant to which Danaher has granted Veralto a non-exclusive, fully paid-up, irrevocable, sublicensable (subject to the restriction below), worldwide and royalty-free license to use certain intellectual property rights retained by Danaher. Veralto is able to sublicense its rights in connection with activities relating to Veralto’s and its affiliates business, but not for independent use by third parties.
Veralto also granted back to Danaher a personal, generally irrevocable, non-exclusive, fully paid-up, sublicensable (subject to the restrictions below), worldwide and royalty-free license to continue to use the transferred intellectual property rights. Danaher is able to sublicense its rights in connection with activities relating to Danaher’s and its affiliates retained business, but not for independent use by third parties. This license-back permits Danaher to continue to use the transferred intellectual property rights in the conduct of its remaining businesses. Veralto believes that the license-back has little impact on Veralto’s businesses because Danaher’s use of the transferred intellectual property rights is generally limited to products and services that are not part of Veralto’s businesses.
Under the intellectual property matters agreement, the term period with respect to licensed or sublicensed know-how is perpetual and with respect to each licensed or sublicensed patent it will expire upon expiration of the last valid claim of such patent.
The intellectual property matters agreement is intended to provide freedom to operate in the event that any of Danaher’s retained trade secrets (excluding VES) or patented technology is used in any of Veralto’s businesses, and, as such, applies to all portions of Veralto’s businesses. However, Veralto believes that there may be relatively little use of such retained trade secrets or patented technology in its businesses, and as a result, Veralto does not believe that the intellectual property matters agreement has a material impact on any of its businesses.
Veralto Enterprise System License Agreement
Veralto and Danaher have entered into a VES license agreement pursuant to which Danaher granted a nonexclusive, worldwide, non-transferable, perpetual license to Veralto to use, modify, enhance and improve VES solely in support of its businesses. Veralto will be able to sublicense such license solely to direct and indirect, wholly-owned subsidiaries (but only as long as such entities remain direct and indirect, wholly-owned subsidiaries) and to third parties to the extent reasonably necessary to support the businesses of Veralto and its subsidiaries and subject to appropriate confidentiality and non-use obligations. In addition, each of Danaher and Veralto will license to each other improvements made by such party to VES during the first two years of the term of the VES license agreement. The term period for the VES license agreement is perpetual, unless terminated earlier by either party.
Transition Services Agreement
Danaher and Veralto have entered into a transition services agreement that became effective upon the distribution, pursuant to which Danaher and its subsidiaries and Veralto and its subsidiaries provide to each other various services. The services provided include information technology, facilities, certain accounting and other financial functions, and administrative services. The charges for the transition services generally allow the providing company to fully recover all out-of-pocket costs and expenses it actually incurs in connection with providing the service, plus, in some cases, the allocated indirect costs of providing the services, generally without profit.
The transition services agreement terminates on the expiration of the term of the last service provided under it, unless earlier terminated by either party under certain circumstances, including, but not limited to, in the event of an uncured material breach by the other party or its applicable affiliates. If no term period is provided for a specified service, then such service is to terminate on the second anniversary of the distribution date of the transition services agreement. The recipient for a particular service generally can terminate that service prior to the scheduled expiration date, subject to a minimum notice period equal to 30 days.
Veralto does not expect the net costs associated with the transition services agreement to be materially different than the historical costs that have been allocated to Veralto related to these same services.
Allocated Expenses
Prior to the Separation, we operated as part of Danaher and not as a stand-alone company. Accordingly, certain shared costs for management and support functions which were provided on a centralized basis within Danaher were allocated to us and are reflected as expenses in these financial statements prior to the Separation date. We consider the allocation methodologies used to be reasonable and appropriate reflections of the related expenses attributable to us for purposes of the carved-out financial statements; however, the expenses reflected in these financial statements for periods prior to the Separation date may not be indicative of the actual expenses that would have been incurred during the periods presented if we had operated as a separate stand-alone entity. In addition, the expenses reflected in the financial statements may not be indicative of expenses that we will incur in the future.
Expenses allocated to us from Danaher and its subsidiaries for the nine months ended September 29, 2023 and the years ended December 31, 2022 and 2021 were $42 million, $49 million and $47 million, respectively. Following the Separation, we independently incur expenses as a stand-alone company and no expenses are allocated by Danaher.
Corporate Expenses
Certain corporate overhead and shared expenses incurred by the Former Parent and its subsidiaries have been allocated to the Company and are reflected in the Consolidated and Combined Statements of Earnings. These amounts include, but are not limited to, items such as general management and executive oversight, costs to support Former Parent information technology infrastructure, facilities, compliance, human resources, marketing and legal functions and financial management and transaction processing including public company reporting, consolidated tax filings and tax planning, Former Parent benefit plan administration, risk management and consolidated treasury services, certain employee benefits and incentives, and stock based compensation administration. These costs are allocated using methodologies that management believes are reasonable for the item being allocated. Allocation methodologies include the Company’s relative share of revenues, headcount, or functional spend as a percentage of the total.
Insurance Programs Administered by Former Parent
In addition to the corporate allocations discussed above, the Company was allocated expenses related to certain insurance programs the Former Parent administers on behalf of the Company, including workers compensation, property, cargo, automobile, crime, fiduciary, product, general and directors’ and officers’ liability insurance. These amounts are allocated using various methodologies, as described below.
Included within the insurance cost allocation are allocations related to programs for which Former Parent is self-insured up to a certain amount. For the self-insured component, costs are allocated to the Company based on its incurred claims. Former Parent has premium based policies which cover amounts in excess of the self-insured retentions. The Company is allocated a portion of the total insurance cost incurred by the Former Parent based on its pro-rata portion of the Former Parent’s total underlying exposure base. An estimated liability relating to the Company’s known and incurred but not reported claims has been allocated to the Company and reflected on the accompanying Consolidated and Combined Balance Sheets.
Insurance programs expenses allocated to us from Danaher and its subsidiaries for the years ended December 31, 2023, 2022 and 2021 were $8 million, $7 million and $6 million, respectively.
Medical Insurance Programs Administered by Former Parent
In addition to the corporate allocations discussed above, the Company was allocated expenses related to the medical insurance programs the Former Parent administers on behalf of the Company. These amounts were allocated using actual medical claims incurred during the period for the associated employees attributable to the Company.
Medical insurance programs expenses allocated to us from Danaher and its subsidiaries for the years ended December 31, 2023, 2022 and 2021 were $88 million, $87 million and $85 million, respectively.
Deferred Compensation Program Administered by Former Parent
Refer to Note 10 for information regarding our deferred compensation program. In connection with the Separation, we established a similar independent, nonqualified deferred compensation program.
Deferred compensation program expenses incurred for the years ended December 31, 2023, 2022 and 2021 was $3 million.
Revenue and Other Transactions Entered Into In the Ordinary Course of Business
Prior to the Separation, we operated as part of Danaher and not as a stand-alone company and certain of our revenue arrangements related to contracts entered into in the ordinary course of business with Danaher and its affiliates.
We recorded revenues of $21 million, $24 million and $25 million from sales to Danaher and its subsidiaries during the nine months ended September 29, 2023 and the years ended December 31, 2022 and 2021, respectively.
Following the Separation, we continue to enter into revenue arrangements in the ordinary course of business with Danaher and its affiliates, although certain agreements were entered into or terminated as a result of the Separation. During the three months ended December 31, 2023 following the Separation, sales to and purchases from Danaher and its subsidiaries was $7 million and $20 million, respectively.